Other Financial Assets	12 Months Ended
Dec. 31, 2023
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Other Financial Assets
6.
Other Financial Assets

Other financial assets as of December 31, 2022 and 2023 are as follows:

(In millions of won)	December 31, 2022		December 31, 2023
Current assets
Financial assets at fair value through profit or loss
Derivatives(*)	₩	119,417	136,762
Financial assets carried at amortized cost
Deposits	₩	8,962	1,356
Short-term loans		30,062	26,375
Lease receivables		6,914	4,130
	₩	45,938	31,861
	₩	165,355	168,623

Non-current assets
Financial assets at fair value through profit or loss
Equity instruments	₩	96,064	87,027
Convertible securities		1,797	3,127
Derivatives(*)		110,663	32,941
	₩	208,524	123,095
Financial assets carried at amortized cost
Deposits	₩	17,624	17,022
Long-term loans		58,806	33,509
Lease receivables		4,144	—
	₩	80,574	50,531
	₩	289,098	173,626

(*) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.